COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
COMMON STOCK

NOTE 10 - COMMON STOCK

The Company is authorized to issue up to 170,000,000 shares of common stock with $0.0001 par value. Common stockholders are entitled to dividends if and when declared by the Board of Directors subject to the rights of the preferred stockholders.

For the three months ended March 31, 2023 and 2022, the Company had reserved shares of common stock for issuance as follows:

	March 31, 2023	March 31, 2022
Options issued and outstanding	3,731,392	3,631,002
Common stock outstanding	45,795,502	36,581,910
Warrants outstanding	12,266,971	-
Earnout shares	40,000,000	-
Shares available for future issuance	4,319,309	1,205,790
Total	106,113,174	41,418,702

ChEF Equity Facility

The Company and Chardan Capital Markets LLC, a New York limited liability company (“CCM LLC”) entered into a purchase agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “ChEF RRA”) in connection with the merger. Pursuant to the Purchase Agreement, the Company has the right to sell to CCM LLC an amount of shares of Common Stock, up to a maximum aggregate purchase price of $150 million, pursuant to the terms of the Purchase Agreement. In addition, the Company appointed LifeSci Capital, LLC as “qualified independent underwriter” with respect to the transactions contemplated by the Purchase Agreement. Under the terms of the Purchase Agreement, the Company issued 73,500 shares pursuant to the Purchase Agreement with CCM LLC for aggregate net proceeds to the Company of $597 from the period January 1, 2023 through March 31, 2023.

Note 13 - COMMON STOCK

The Company is authorized to issue up to 170,000,000 shares of common stock with $0.0001 par value. Common stockholders are entitled to dividends if and when declared by the Board of Directors subject to the rights of the preferred stockholders. As of December 31, 2022 and 2021, there were 43,272,728 and 36,496,998 shares issued and outstanding retroactively adjusted and no dividends on common stock had been declared by the Company.

On June 12, 2022, Dragonfly entered into a Stock Purchase Agreement with THOR Industries, whereby THOR purchased shares of Dragonfly common stock for $15,000 in cash. The Stock Purchase agreement was issued in connection with a binding agreement among the parties whereby the parties would use commercially reasonable efforts to enter into a mutually agreed distribution and joint development agreement. The final terms of the agreement have not yet been determined.

As of December 31, 2022 and 2021, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2022	December 31, 2021
Options issued and outstanding	3,642,958	3,690,955
Common stock outstanding	43,272,728	36,496,998
Warrants outstanding	16,708,414	-
Earnout shares	40,000,000	-
Shares available for future issuance [1]	4,924,914	12,207
Total	108,549,014	40,200,160

(1)	Refer to Stock Incentive Plan amendment at Note 14

ChEF Equity Facility

The Company and CCM LLC entered into a purchase agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “ChEF RRA”) in connection with the merger. Pursuant to the Purchase Agreement, the Company has the right to sell to CCM LLC an amount of shares of common stock, up to a maximum aggregate purchase price of $150,000, from time to time, pursuant to the terms of the Purchase Agreement.

Pursuant to, on the terms of, and subject to the satisfaction of the conditions in the Purchase Agreement, including the filing and effectiveness of a registration statement registering the resale by CCM LLC of the shares of common stock issued to it under the Purchase Agreement, the Company will have the right from time to time at its option to direct CCM LLC to purchase up to a specified maximum amount of shares of common stock, up to a maximum aggregate purchase price of $150,000, over the term of the equity facility (“ChEF Equity Facility”).

Under the terms of the Purchase Agreement, CCM LLC will not be obligated to (but may, at its option, choose to) purchase shares of common stock to the extent the number of shares to be purchased would exceed the lowest of the number of shares of common stock (i) which would result in beneficial ownership (as calculated pursuant to Section 13(d) of the Exchange Act and Rule 13d-3 promulgated thereunder) by CCM LLC, together with its affiliates, of more than 9.9%, (ii) which would cause the aggregate purchase price on the applicable VWAP Purchase Date (as defined in the Purchase Agreement) for such purchases to exceed $3,000 and (iii) equal to 20% of the total number of shares of common stock that would count towards VWAP on the applicable Purchase Date of such purchase.

The net proceeds from any sales under the Purchase Agreement will depend on the frequency with, and prices at, which shares of common stock are sold to CCM LLC. To the extent the Company sells shares of common stock under the Purchase Agreement, it currently plans to use any proceeds therefrom for working capital and other general corporate purposes.

In addition, pursuant to the ChEF RRA, the Company has agreed to provide CCM LLC with certain registration rights with respect to the shares of common stock issued subject to the Purchase Agreement.

The Purchase Agreement will automatically terminate on the earliest to occur of (i) the 36-month anniversary of the later of (x) the closing of the merger and (y) effective date of the Initial Registration Statement (as defined in the Purchase Agreement), (ii) the date on which CCM LLC shall have purchased 150,000,000 of shares of common stock pursuant to the Purchase Agreement, (iii) the date on which common stock shall have failed to be listed or quoted on Nasdaq or any successor principal market and (iv) the commencement of certain bankruptcy proceedings or similar transactions with respect to the Company or all or substantially all of its property.

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)